Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Securities
Less than 12 Months, Fair Value	$ 127,876	$ 7,082
Less than 12 Months, Unrealized Losses	(2,478)	(811)
12 Months or More, Fair Value	80,907	116,014
12 Months or More, Unrealized Losses	(9,987)	(10,376)
Total, Fair Value	208,783	123,096
Total, Unrealized Losses	(12,465)	(11,187)
U.S. government agencies
Securities
12 Months or More, Fair Value	12,254	44,268
12 Months or More, Unrealized Losses	(246)	(732)
Total, Fair Value	12,254	44,268
Total, Unrealized Losses	(246)	(732)
Subordinated notes
Securities
Less than 12 Months, Fair Value		3,717
Less than 12 Months, Unrealized Losses		(799)
12 Months or More, Fair Value	24,118	20,583
12 Months or More, Unrealized Losses	(2,824)	(3,914)
Total, Fair Value	24,118	24,300
Total, Unrealized Losses	(2,824)	(4,713)
State and municipal obligations
Securities
Less than 12 Months, Fair Value	127,876	3,365
Less than 12 Months, Unrealized Losses	(2,478)	(12)
12 Months or More, Fair Value	44,535	51,163
12 Months or More, Unrealized Losses	(6,917)	(5,730)
Total, Fair Value	172,411	54,528
Total, Unrealized Losses	$ (9,395)	$ (5,742)